Summary of Non-Vested Restricted Stock Activity (Detail) - Non-Vested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,985,239
Shares, Granted	142,865
Shares, Vested	(55,502)
Shares, Forfeited	(10,000)
Shares, Non-vested ending balance	3,062,602	2,985,239
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 51.22
Weighted-Average Grant Date Fair Value, Granted	167.06	$ 149.47	$ 130.01
Weighted-Average Grant Date Fair Value, Vested	66.52
Weighted-Average Grant Date Fair Value, Forfeited	142.52
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 48.72	$ 51.22